Income Taxes - Schedule of Effective Tax Rate and the Federal Statutory Income Tax Rate (Details) - USD ($)		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Tax Rate And The Federal Statutory Income Tax Rate Abstract
Tax benefit at U.S. federal statutory rate, percentage		21.00%	21.00%
Tax benefit at U.S. federal statutory rate, amount		$ (1,941)	$ (2,159)
State Tax, net of federal benefit, percentage		14.58%	0.14%
State Tax, net of federal benefit, amount		$ (1,347)	$ (14)
Permanent difference, percentage		(0.06%)	(0.06%)
Permanent difference, amount		$ 6	$ 6
Prior-Year deferred taxes adjustment, percentage		0.32%	(0.57%)
Prior-Year deferred taxes adjustment, amount		$ (30)	$ 58
Change of valuation allowance, percentage		(35.84%)	(20.51%)
Change of valuation allowance, amount		$ 3,312	$ 2,109
Effective income tax rate, percentage	15.00%	0.00%	0.00%
Effective income tax rate, amount